Segment information - Segment performance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment information
Revenue - Shipping	$ 962,803	$ 1,224,520	$ 833,332
Voyage expenses	(383,798)	(509,340)	(350,016)
TCE income-Shipping	579,005	715,180	483,316
Revenue from Product Services	2,600,944	1,722,820	724,792
Cost of cargo and delivery expenses	(2,390,929)	(1,547,059)	(640,554)
Depreciation	(35,991)	(67,609)	(3,414)
Gross profit/(loss) - Product Services	174,024	108,152	80,824
Segment results	753,029	823,332	564,140
Depreciation	(165,347)	(149,512)	(155,401)
Amortisation	(843)	(762)	(610)
Loss on derecognition of right-of-use assets (vessels)		(961)
Write-back of impairment			1,470
Gain on disposal of assets	20,391	42,374	21,110
Spot voyages
Segment information
Revenue - Shipping	773,039	1,059,024	699,028
Voyage expenses	(383,798)	(509,340)	(350,016)
TCE income-Shipping	389,241	549,684	349,012
Time charter
Segment information
Revenue - Shipping	189,764	165,496	134,304
Shipping
Segment information
Depreciation	(165,347)	(149,512)	(155,401)
Amortisation	(739)	(699)	(610)
Loss on derecognition of right-of-use assets (vessels)		(961)
Write-back of impairment			1,470
Gain on disposal of assets	20,391	42,374	21,110
Shipping | Spot voyages
Segment information
Revenue - Shipping	773,039	1,059,024	699,028
Voyage expenses	(383,798)	(509,340)	(350,016)
Shipping | Time charter
Segment information
Revenue - Shipping	189,764
Product Services
Segment information
Revenue from Product Services	2,600,944	1,722,820	724,792
Cost of cargo and delivery expenses	(2,390,929)	(1,547,059)	(640,554)
Depreciation	(35,991)	(67,609)	(3,414)
Amortisation	(104)	(63)
Operating segment | Shipping
Segment information
TCE income-Shipping	608,196	797,495	567,661
Segment results	608,196	797,495	567,661
Operating segment | Shipping | Spot voyages
Segment information
TCE income-Shipping	417,870	613,001	433,357
Operating segment | Shipping | Time charter
Segment information
Revenue - Shipping		184,494	134,304
Operating segment | Product Services
Segment information
Gross profit/(loss) - Product Services	144,833	25,837	(3,521)
Segment results	144,833	25,837	(3,521)
Inter-segment elimination
Segment information
TCE income-Shipping	(29,191)	(82,315)	(84,345)
Revenue from Product Services	(49,501)	(112,211)	(2,983)
Cost of cargo and delivery expenses	78,692	194,526	87,328
Gross profit/(loss) - Product Services	29,191	82,315	84,345
Inter-segment elimination | Spot voyages
Segment information
Revenue - Shipping	(78,130)	(175,528)	(87,328)
Voyage expenses	49,501	112,211	2,983
TCE income-Shipping	(28,629)	(63,317)	(84,345)
Inter-segment elimination | Time charter
Segment information
Revenue - Shipping	(562)	(18,998)
Inter-segment elimination | Shipping | Spot voyages
Segment information
Revenue - Shipping	(78,130)	(175,528)	(87,328)
Voyage expenses	49,501	112,211	2,983
Inter-segment elimination | Shipping | Time charter
Segment information
Revenue - Shipping	(562)
Inter-segment elimination | Product Services
Segment information
Revenue from Product Services	(49,501)	(112,211)	(2,983)
Cost of cargo and delivery expenses	$ 78,692	$ 194,526	$ 87,328